Condensed Schedule of Investments (USD $)	Mar. 31, 2012	Dec. 31, 2011
Futures contracts held long
Futures contracts held long - Indices	$ (2,125)	$ (6,150)
Futures contracts held long - Indices (as a % of Net Assets)	(0.12%)	(0.40%)
Futures contracts held long - Grains		(1,280)
Futures contracts held long - Grains (as a % of Net Assets)		(0.08%)
Total futures contracts held long	(2,125)	(7,430)
Total futures contracts held long (as a % of Net Assets)	(0.12%)	(0.48%)
Net unrealized (loss) on open futures contracts	(2,125)	(7,430)
Net unrealized (loss) on open futures contracts (as a % of Net Assets)	$ (0.12%)	$ (0.48%)